Deferred Compensation Plan (Narrative) (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2020	Dec. 31, 2018
Compensation Related Costs [Abstract]
Deferred compensation arrangement		$ 155,000	$ 155,000
Deferred compensation arrangement, current		$ 93,513	$ 143,768
Solar management fee, percent	24.50%